Share-based Awards - Compensation Expense Recognized for Share-based Awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total compensation expense recognized	$ 50,607	$ 169	$ 2,282
Restricted Shares
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total compensation expense recognized		$ 169	$ 2,282
Share Options
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total compensation expense recognized	$ 50,607